Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 50,267	$ 1,603	$ 47,841	$ 47,008
Adjustments for:
Depreciation	33,550	1,069	32,920	32,956
Amortization	6,666	212	6,699	6,699
Amortization of incremental costs of obtaining contracts	945	30	906	856
Expected credit loss	209	7	188	152
Valuation loss on financial assets and liabilities at fair value through profit or loss, net	92	3	147	98
Interest expense	370	12	339	319
Interest income	(904)	(29)	(781)	(618)
Dividend income	(281)	(9)	(240)	(167)
Compensation cost of share-based payment transactions	10	0	8	8
Share of profits of associates and joint ventures accounted for using equity method	(65)	(2)	(157)	(253)
Loss on disposal of property, plant and equipment	28	1	17	0
Gain on disposal of intangible assets	0	0	0	0
Gain on disposal of investment properties	0	0	(1)	0
Gain on disposal of investments accounted for using equity method	(733)	(23)	(85)	(6)
Provision for impairment loss and obsolescence of inventory	34	1	60	23
Impairment loss on property, plant and equipment	112	4	0	299
Reversal of impairment loss / (impairment loss) on investment properties	(28)	(1)	(139)	336
Gain on disposal of subsidiaries	(15)	0	0	0
Others	(20)	(1)	(69)	(60)
Changes in operating assets and liabilities:
Contract assets	(594)	(19)	(2,249)	(1,291)
Trade notes and accounts receivable	(1,580)	(50)	(1,322)	(287)
Receivables from related parties	(20)	(1)	(115)	(3)
Inventories	(1,133)	(36)	(626)	(178)
Prepayments	(411)	(13)	(29)	(315)
Other current assets	(328)	(9)	(293)	733
Other current monetary assets	(1,373)	(44)	64	107
Incremental cost of obtaining contracts	(832)	(27)	(1,317)	(1,026)
Contract liabilities	4,029	128	2,194	584
Trade notes and accounts payable	(1,809)	(58)	3,347	(2,033)
Payables to related parties	(303)	(10)	95	(154)
Other payables	1,801	57	1,540	562
Provisions	108	3	153	373
Net defined benefit plans	(663)	(21)	(657)	(728)
Other current liabilities	(96)	(2)	78	(14)
Cash generated from operations	87,033	2,775	88,516	83,980
Interests paid	(364)	(12)	(333)	(314)
Income taxes paid	(9,223)	(294)	(8,939)	(9,107)
Net cash provided by operating activities	77,446	2,469	79,244	74,559
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through other comprehensive income	(1,518)	(48)	(313)	(305)
Proceeds from disposal of financial assets at fair value through other comprehensive income	0	0	0	0
Proceeds from capital reduction of financial assets at fair value through other comprehensive income	0	0	112	0
Acquisition of financial assets at amortized cost	(20)	(1)	(2,000)	0
Acquisition of financial assets at fair value through profit or loss	(326)	(10)	(162)	(133)
Proceeds from disposal of financial assets at fair value through profit or loss	0	0	5	0
Acquisition of investments accounted for using equity method	(20)	(1)	(776)	(1,555)
Proceeds from disposal of investments accounted for using equity method	886	28	0	0
Net cash outflow from loss of control of subsidiaries	(9)	0	0	0
Acquisition of property, plant and equipment	(27,698)	(883)	(28,756)	(30,741)
Proceeds from disposal of property, plant and equipment	21	1	13	19
Acquisition of intangible assets	(144)	(5)	(234)	(237)
Proceeds from disposal of intangible assets	0	0	0	0
Acquisition of investment properties	(74)	(2)	(4)	(54)
Acquisition of time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	(54,079)	(1,724)	(72,915)	(45,239)
Proceeds from disposal of time deposits, negotiable certificates of deposit with maturities of more than three months	55,182	1,759	69,886	28,577
Decrease (increase) in other noncurrent assets	(623)	(19)	(258)	166
Increase in prepayments for leases	(1,712)	(55)	(1,400)	(1,729)
Interests received	912	29	764	568
Dividends received	912	29	663	467
Proceeds from capital reduction and profit distribution of financial assets at fair value through profit or loss	25	1	43	22
Net cash used in investing activities	(28,285)	(901)	(35,332)	(50,174)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loans	3,745	119	700	2,590
Repayments of short-term loans	(3,555)	(113)	(1,070)	(2,727)
Proceeds from issuance of bonds	3,500	112	0	0
Repayments of bonds payable	(8,800)	(281)	0	0
Payments for transaction costs attributable to the issuance of bonds	(5)	0	0	0
Proceeds from long-term loans	0	0	35	0
Repayments of long-term loans	(35)	(1)	0	0
Increase (decrease) in customers' deposits	(39)	(1)	(9)	134
Payments for the principal of lease liabilities	(4,135)	(132)	(3,944)	(3,884)
Increase (decrease) in other noncurrent liabilities	(985)	(31)	282	680
Cash dividends paid	(38,787)	(1,236)	(36,910)	(36,476)
Partial disposal of interests in subsidiaries without losing control	311	9	259	0
Cash dividends distributed to noncontrolling interests	(1,094)	(35)	(898)	(1,092)
Change in other noncontrolling interests	1,420	45	37	43
Unclaimed dividend	2	0	2	2
Net cash used in financing activities	(48,457)	(1,545)	(41,516)	(40,730)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(20)	(1)	40	(24)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	684	22	2,436	(16,369)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	36,260	1,156	33,824	50,193
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 36,944	$ 1,178	$ 36,260	$ 33,824